Basis of Presentation and Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2024
Significant Accounting Policies
Schedule of useful lives for depreciation by major asset classes

Leasehold improvements	Lesser of 15 years or the remaining lease term
Vehicles	2-6 years
Tools, furniture and fixtures	3-13 years

Schedule of sales of salons and repurchases of salons

	Thousands of Yen, except Number of salons
	2024	2023	2022
Number of salons sold	60	38	28
Total sales amount	¥2,328,005	¥1,007,800	¥1,122,595
Number of salons repurchased	22	20	10
Total repurchase amount	¥949,088	¥959,940	¥500,475

Relaxation Salon Segment
Significant Accounting Policies
Schedule of total number of salons by operation type

	Number of
	Relaxation Salons
	2024	2023	2022
Directly-operated	220	217	199
Franchised	88	97	113
Total	308	314	312